Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Nov. 30, 2023	May 31, 2023	May 31, 2022
Income Taxes
Deferred income tax benefit		$ 0	$ 0
Effective Income Tax Rate Reconciliation Percent
Income tax provision at statutory rate:	21.00%	21.00%	21.00%